Segmental analysis - Balance sheet by business (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Loans and advances to customers	£ 78,881	£ 82,666
Customer accounts	229,804	242,303
CIB
Disclosure of operating segments [line items]
Loans and advances to customers	62,389	60,788
Customer accounts	188,422	201,418
IWPB
Disclosure of operating segments [line items]
Loans and advances to customers	16,447	16,293
Customer accounts	41,345	40,852
Corporate Centre
Disclosure of operating segments [line items]
Loans and advances to customers	45	5,585
Customer accounts	£ 37	£ 33